Quarterly Results Of Operations (Unaudited) (Narrative) (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended								12 Months Ended
	Apr. 30, 2013	Jun. 24, 2015	Mar. 25, 2015	Dec. 24, 2014	Sep. 24, 2014	Jun. 25, 2014	Mar. 26, 2014	Dec. 25, 2013	Sep. 25, 2013	Jun. 24, 2015	Jun. 25, 2014	Jun. 26, 2013
Quarterly Financial Data [Line Items]
Litigation										$ (2,753)	$ 39,500	$ 0
Litigation reserves				$ 5,800		$ 39,500				0	39,500	0
Proceeds from Legal Settlements			$ 8,600
Acquisition costs		$ 1,100								1,100	0	0
Loss on extinguishment of debt										0	0	(15,768)
Long-lived asset impairments		1,500		700		3,200		$ 1,300		2,255	4,502	5,276
Severance Costs		900		300		1,000	$ 700	200	$ 200	$ 1,182	2,140	$ 2,235
Lease termination charges		$ 500		$ 500	$ 900	$ 600	$ 900	$ 200	$ 200
Gain on sale of land											2,900
5.75% Notes [Member]
Quarterly Financial Data [Line Items]
Loss on extinguishment of debt											$ (15,800)
Sale Of Macaroni Grill [Member]
Quarterly Financial Data [Line Items]
Proceeds from Sale	$ 8,300